Schedule of Provision for Long-term Cash Incentive Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term cash incentive plan
Cash awards raised during the year	$ 8.7	$ 0	$ 0
Balance at close	8.3
Key Senior Managers [Member]
Long-term cash incentive plan
Cash awards raised during the year	8.7
Changes in estimates	0.3
Forfeited awards	(0.3)
Translation adjustment	(0.4)
Balance at close	$ 8.3